Provision For Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Provision For Income Taxes

14. Provision For Income Taxes

The Company files income tax returns in the U.S. Federal jurisdiction and various state jurisdictions. For the three months ended March 31, 2022 and 2021, we have recognized the minimum amount of state income tax as required by the states in which we are required to file taxes. We are not currently subject to further federal or state tax since we have incurred losses since our inception.

A reconciliation is provided below of the U.S. Federal income tax expense at a statutory rate of 21% for the three months ended March 31, 2022 and 2021:

	March 31, 2022	March 31, 2021
U.S. statutory rate	21%	21%
U.S. Federal income tax at statutory rate	$(4,226)	$177,030)
Increase (decrease) in income taxes due to:
Non-taxable PPP loan and accrued interest recovery	-	(176,190)
Non-deductible earnout expense	11,220	14,700
Non-deductible goodwill amortization	9,989	10,080
Other differences	93	1,380
Other change in valuation allowance	(17,076)	(27,000)
Income tax benefit	$-	$-

The approximate tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	March 31, 2022	December 31, 2021
Deferred tax assets
Reserves and accruals not currently deductible for tax purposes	$47,622	$50,558
Amortizable assets	33,950	32,615
Net operating loss carryforwards	3,926,322	3,942,488
	4,007,894	4,025,661
Deferred tax liabilities
Property and equipment	(224,792)	(225,484)
Net Deferred tax assets	3,783,102	3,800,177
Valuation allowance	(3,783,102)	(3,800,177)
	$-	$-

As of March 31, 2022 and December 31, 2021, we had federal net operating loss carry forwards of approximately $18,685,000 and $18,762,000, respectively, which can be used to offset future federal income tax. A portion of the federal and state net operating loss carry forwards expire at various dates through 2040, and a portion of the net operating loss carry forwards have an indefinite carry forward period. We recorded a valuation allowance against all of our deferred tax assets as of both December 31, 2021, and December 31, 2020. We intend to continue maintaining a full valuation allowance on our deferred tax assets until there is sufficient evidence to support the reversal of all or some portion of these allowances. Release of the valuation allowance would result in the recognition of certain deferred tax assets and a decrease to income tax expense for the period the release is recorded. However, the exact timing and amount of the valuation allowance release are subject to change on the basis of the level of profitability that we are able to actually achieve.

16. Provision For Income Taxes

We file income tax returns in the U.S. Federal jurisdiction and various state jurisdictions. For the years ended December 31, 2021, and 2020, we have recognized the minimum amount of state income tax as required by the states in which we are required to file taxes. We are not currently subject to further federal or state tax since we have incurred losses since our inception.

Income tax benefit consists of the following Federal, deferred components for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Use of (benefit of) net operating losses	$91,781	$(72,541)
Other timing differences	108,042	(91,770)
Change in valuation allowance, including $188,000 reduction in valuation allowance due to purchased deferred tax liability in 2020	(199,823)	(23,989)
Tax benefit	$-	$(188,300)

A reconciliation is provided below of the U.S. Federal income tax expense at a statutory rate of 21% for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
U.S. statutory rate	21%	21%
U.S. Federal income tax at statutory rate	$285,170	$(501,690)
Increase (decrease) in income taxes due to:
Non-deductible earnout expense	25,909	299,040
Non-deductible goodwill amortization	39,958	33,390
Other differences	26,253	4,949
Non-taxable PPP loan and interest recovery	(177,467)	-
Benefit of acquisition-date purchased deferred tax liability	-	(188,300)
Other change in valuation allowance	-	164,311
Income tax benefit	$-	$(188,300)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	December 31, 2021	December 31, 2020
Deferred tax assets
Reserves and accruals not currently deductible for tax purposes	$50,558	$51,906
Amortizable assets	32,615	72,893
Net operating loss carryforwards	3,942,488	4,017,875
	4,025,661	4,142,674
Deferred tax liabilities
Property and equipment	(225,484)	(142,674)
Net Deferred tax assets	3,800,177	4,000,000
Valuation allowance	(3,800,177)	(4,000,000)
	$-	$-

As of December 31, 2021 and 2020, we had federal net operating loss carry forwards of approximately $18,762,000 and $19,129,000, respectively, which can be used to offset future federal income tax. A portion of the federal and state net operating loss carry forwards expire at various dates through 2040, and a portion of the net operating loss carry forwards have an indefinite carry forward period. We recorded a valuation allowance against all of our deferred tax assets as of both December 31, 2021, and December 31, 2020. We intend to continue maintaining a full valuation allowance on our deferred tax assets until there is sufficient evidence to support the reversal of all or some portion of these allowances. Release of the valuation allowance would result in the recognition of certain deferred tax assets and a decrease to income tax expense for the period the release is recorded. However, the exact timing and amount of the valuation allowance release are subject to change on the basis of the level of profitability that we are able to actually achieve.